Other Income, Net (Tables)	12 Months Ended
Dec. 31, 2024
OTHER INCOME, NET [Abstract]
Other Income/(Expense)
The following table summarizes the Sohu Group’s other income/(expense) (in thousands):

	Year Ended December 31,
	2022	2023	2024
Rental income	$10,025	$7,530	$9,723
Government grant	4,608	17,486	6,184
Investment income from short-term investments	13,430	4,709	6,027
Tax refund	4,952	2,486	1,574
Impairment loss on equity investments (1)	(11,954)	(283)	0
Investment income/(loss) from long-term investments	(5,381)	1,707	(310)
Donations	(31)	0	(854)
Others	1,994	2,111	(200)

	$17,643	$35,746	$22,144

Note (
1
): In the fourth quarter of 2022, the Sohu Group recognized an impairment loss of $12.0 million for an equity investment in a third-party online game developer.